Discontinued Operation (Details) - Schedule of Revenues and Income from Discontinued Operations - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Revenues and Income from Discontinued Operations [Abstract]
Net revenues	$ 8	$ 120
Cost of revenues
Income from discontinued operation before income tax	30	131
Income tax expense
Income from discontinued operation, net of income tax	$ 30	$ 131